Offsetting of financial assets (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 41,700	SFr 85,800
Offsetting	(37,900)	(78,000)
of which counterparty netting	(32,100)	(68,300)
of which cash collateral netting	(5,800)	(9,700)
Total net derivatives subject to enforceable master netting agreements	3,800	7,800
Total derivatives not subject to enforceable master netting agreements	1,300	3,300
Total net derivatives presented in the consolidated balance sheets	5,100	11,100
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	48,700	47,900
Securities purchased under resale agreements, offsetting	(2,900)	(10,700)
Securities purchased under resale agreements, net	45,800	37,200
Securities borrowing transactions, gross	200	4,500
Securities borrowing transactions, offsetting	0	0
Securities borrowing transactions, net	200	4,500
Total subject to enforceable master netting agreements, gross	48,900	52,400
Total subject to enforceable master netting agreements, offsetting	(2,900)	(10,700)
Total subject to enforceable master netting agreements, net	46,000	41,700
Total not subject to enforceable master netting agreements	1,200	17,100
Total, gross	50,100	69,500
Total, net	47,200	58,800
of which reported at fair value	26,237	40,793
Amounts not offset in the consolidated balance sheets
Derivatives, net	3,800	7,800
Derivatives, financial instruments	1,400	3,200
Derivatives, cash collateral received/pledged	0	0
Derivatives, net exposure	2,400	4,600
Securities purchased under resale agreements, net	45,800	37,200
Securities purchased under resale agreements, financial instruments	45,800	37,100
Securities purchased under resale agreements, cash collateral received/pledged	0	100
Securities purchased under resale agreements, net exposure	0	0
Securities borrowing transactions, net	200	4,500
Securities borrowing transactions, financial instruments	200	4,300
Securities borrowing transactions, cash collateral received/pledged	0	0
Securities borrowing transactions, net exposure	0	200
Total financial assets subject to enforceable master netting agreements, net	49,800	49,500
Total financial assets subject to enforceable master netting agreements, financial instruments	47,400	44,600
Total financial assets subject to enforceable master netting agreements, cash collateral received/pledged	0	100
Total financial assets subject to enforceable master netting agreements, net exposure	2,400	4,800
Cash collateral - netted
Cash collateral paid	7,909	11,924
Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	SFr 5,100	SFr 11,100
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Trading Securities	Trading Securities
Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	SFr 0	SFr 0
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets	Other Assets
OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 2,900	SFr 9,600
Offsetting	(2,700)	(9,500)
Total net derivatives subject to enforceable master netting agreements	200	100
Amounts not offset in the consolidated balance sheets
Derivatives, net	200	100
OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	33,000	57,600
Offsetting	(30,200)	(50,500)
Total net derivatives subject to enforceable master netting agreements	2,800	7,100
Amounts not offset in the consolidated balance sheets
Derivatives, net	2,800	7,100
Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,800	18,600
Offsetting	(5,000)	(18,000)
Total net derivatives subject to enforceable master netting agreements	800	600
Amounts not offset in the consolidated balance sheets
Derivatives, net	800	600
Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	17,900	33,700
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,600	8,600
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	15,300	25,100
Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	13,900	25,200
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100	300
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	13,800	24,900
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0	0
Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	8,200	22,900
Equity/index-related derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	200	0
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,300	4,300
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,700	18,600
Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,000	3,000
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0	600
Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,000	2,400
Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	700	1,000
Other products | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0	100
Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	600	900
Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 100	SFr 0